Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	SELECTED INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000084237
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Selected International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary: Selected International Fund
INVESTMENT OBJECTIVE:	rr_ObjectiveHeading	Investment Objective
INVESTMENT OBJECTIVE	rr_ObjectivePrimaryTextBlock	Selected International Fund's investment objective is to achieve capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of Selected International Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of Selected International Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	Selected International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio. Selected International Fund's portfolio turnover rate increased from 28% in 2010 to 110% in 2011. The increase in portfolio turnover was due primarily to due to the conversion of its investment portfolio from investing primarily in domestic equity securities to investing primarily in foreign equity securities.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	110.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Selected International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Selected International Fund's portfolio primarily in equity securities (typically common stocks, but may also include preferred stocks, American Depositary Receipts, Global Depositary Receipts, convertible bonds, and other forms of equity securities) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization. Under normal market conditions, the Fund will invest significantly (at least 40% of its total assets) in issuers: (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Typically the Fund makes investments in a number of different countries.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks equity securities which can be purchased at attractive valuations relative to their intrinsic value. Davis Advisors' goal is to invest in companies for the long term. Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in Selected International Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in Selected International Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Manager risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Common Stock risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Foreign Country risk. Foreign companies may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States.
  Emerging Market risk. The Fund invests in emerging or developing markets. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.
  Foreign Currency risk. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.
  Trading Markets and Depositary Receipts risk. Foreign securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
  Under $10 Billion Market Capitalization risk. Small- and mid-size companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Headline risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Fees and Expenses risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return which a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Selected International Fund by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-243-1575
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.selectedfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns for Class S Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in Selected International Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the MSCI ACWI (All Country World Index) ex USA, a broad-based securities market index. Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance in 2010. The rapid appreciation was an unusual occurrence and such performance may not continue in the future. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.selectedfunds.com or by calling 1-800-243-1575.

From the date that Davis Advisors first began managing the Fund (May 1, 1993) until May 1, 2011, Selected International Fund was named Selected Special Shares and invested primarily in domestic equity securities. In the future the Fund is expected to invest primarily in foreign equity securities and the past performance of the Fund is unlikely to be relevant to future performance.

After-tax returns are shown only for Class S shares; after-tax returns for Class D shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.

Performance Table:	rr_PerformanceTableHeading	Selected International Fund Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2011
Selected International Fund | MSCI ACWI (All Country World Index) ex USA - reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(13.71%)	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	(2.92%)	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	6.31%	[1]
Selected International Fund | Class S shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
2002	rr_AnnualReturn2002	(17.62%)
2003	rr_AnnualReturn2003	41.40%
2004	rr_AnnualReturn2004	11.34%
2005	rr_AnnualReturn2005	8.45%
2006	rr_AnnualReturn2006	17.74%
2007	rr_AnnualReturn2007	(1.27%)
2008	rr_AnnualReturn2008	(44.72%)
2009	rr_AnnualReturn2009	44.21%
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(22.49%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 23.31% for the quarter ended June 30, 2003

Lowest (25.15%) for the quarter ended September 30, 2011

Total return for the three months ended March 31, 2012 (not annualized) was 12.80%.

Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.15%)
Past 1 Year	rr_AverageAnnualReturnYear01	(22.49%)
Past 5 Years	rr_AverageAnnualReturnYear05	(7.05%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.40%
Selected International Fund | Class S shares | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(23.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	(7.62%)
Past 10 Years	rr_AverageAnnualReturnYear10	0.70%
Selected International Fund | Class S shares | return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(12.94%)
Past 5 Years	rr_AverageAnnualReturnYear05	(5.64%)
Past 10 Years	rr_AverageAnnualReturnYear10	1.30%
Selected International Fund | Class D shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of total redemption proceeds on shares redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
Past 1 Year	rr_AverageAnnualReturnYear01	(22.05%)
Past 5 Years	rr_AverageAnnualReturnYear05	(6.60%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004

[1]	The MSCI ACWI (All Country World Index) ex US includes securities issued by foreign countries, including emerging market companies.